As filed with the Securities and Exchange Commission on April 2, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 99.35%	Value
	Aerospace & Defense - 8.20%
67,969	Arconic, Inc.	$2,043,148
15,800	Northrop Grumman Corp.	5,380,374
		7,423,522
	Air Transport - 2.46%
8,500	FedEx Corp.	2,231,080

	Banks: Diversified - 4.29%
39,600	SunTrust Banks, Inc.	2,799,720
16,500	Wells Fargo & Co.	1,085,370
		3,885,090
	Chemicals: Diversified - 0.83%
25,600	BASF SE - ADR	750,080

	Computer Services, Software & Systems - 11.43%
90,600	CA, Inc.	3,248,010
50,700	Microsoft Corp.	4,817,007
44,300	Oracle Corp	2,285,437
		10,350,454

	Computer Technology - 1.35%
40,000	Hewlett Packard Enterprise Co.	656,000
24,300	HP, Inc.	566,676
		1,222,676
	Diversified Financial Services - 14.74%
127,500	Bank of America Corp.	4,080,000
60,000	Citigroup, Inc.	4,708,800
39,400	JPMorgan Chase & Co.	4,557,398
		13,346,198
	Diversified Retail - 2.18%
18,500	Wal-Mart Stores, Inc.	1,972,100

	Electronic Components - 0.69%
6,095	TE Connectivity Ltd.	624,920

	Engineering & Contracting Services - 6.84%
304,230	KBR, Inc.	6,188,038

	Financial Data & Systems - 1.04%
5,600	Mastercard, Inc. - Class A	946,400

	Foods - 2.68%
22,100	ConAgra Foods, Inc.	839,800
20,800	Tyson Foods, Inc. - Class A	1,583,088
		2,422,888
	Homebuilding - 1.70%
30,468	Lennar Corp. - Class B	1,542,900

	Household Equipment & Products - 2.37%
37,200	Tupperware Brands Corp.	2,148,672

	Insurance: Life - 4.54%
167,000	CNO Financial Group, Inc.	4,106,530

	Insurance: Multi-Line - 2.82%
14,200	American International Group, Inc.	907,664
31,704	Voya Financial, Inc.	1,645,755
		2,553,419
	Media - 2.37%
54,600	Regal Entertainment Group - Class A	1,249,248
9,400	Time Warner, Inc.	896,290
		2,145,538
	Oil: Crude Producers - 0.20%
51,300	Chesapeake Energy Corp. (b)	179,550

	Oil: Integrated - 3.70%
32,500	BP plc - ADR	1,390,675
27,834	Royal Dutch Shell plc - Class A - ADR	1,955,060
		3,345,735
	Oil Well Equipment & Services - 0.70%
108,000	Ensco plc - Class A	637,200

	Pharmaceuticals - 9.73%
2,900	Allergan plc (a)	522,754
39,000	Eli Lilly & Co.	3,176,550
41,700	Merck & Co., Inc.	2,470,725
71,100	Pfizer, Inc.	2,633,544
		8,803,573
	Shipping - 4.06%
154,980	Euronav SA (a)	1,301,832
108,312	Golar LNG Partners LP (a)	2,377,448
		3,679,280

	Specialty Retail - 2.31%
10,400	Home Depot, Inc.	2,089,360

	Steel - 0.26%
4,615	Carpenter Technology Corp.	237,211

	Tobacco - 3.77%
31,800	Philip Morris International, Inc.	3,409,914

	Utilities: Electrical - 4.09%
17,000	Entergy Corp.	1,337,730
61,300	Exelon Corp.	2,360,663
		3,698,393
	TOTAL COMMON STOCKS (Cost $52,907,006)	89,940,721

	SHORT-TERM INVESTMENTS - 0.68%
307,820	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.21% (c)	307,820
307,821	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 1.21% (c)	307,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $615,641)	615,641

	Total Investments in Securities (Cost $53,522,647) - 100.03%	90,556,362
	Liabilities in Excess of Other Assets - (0.03)%	(31,343)
	NET ASSETS - 100.00%	$90,525,019

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2018.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 98.38%	Value
	Aluminum - 2.56%
17,446	Kaiser Aluminum Corp.	$1,923,247

	Asset Management & Custodian - 11.39%
77,700	OM Asset Management plc	1,390,053
743,583	Uranium Participation Corp. (a) (b)	2,357,702
37,486	Virtus Investment Partners, Inc.	4,798,208
		8,545,963
	Banks: Diversified - 14.56%
55,236	Atlantic Capital Bancshares, Inc. (b)	985,963
1,527	C&F Financial Corp.	83,603
13,957	Capstar Financial Holdings, Inc. (b)	272,999
8,995	Carter Bank & Trust (b)	158,312
19,691	First Bancorp	716,752
8,477	First Citizens BancShares, Inc. - Class A	3,606,201
190,131	First Horizon National Corp.	3,776,002
15,000	South State Corp.	1,329,000
		10,928,832
	Chemicals: Specialty - 5.06%
52,895	Innospec, Inc.	3,797,861

	Commercial Vehicles & Parts - 0.99%
28,552	Miller Industries, Inc.	743,779

	Communications Equipment - 6.99%
242,487	Comtech Telecommunications Corp.	5,244,994

	Computer Services, Software & Systems - 3.15%
30,800	Science Applications International Corp.	2,360,820

	Consumer Lending - 5.87%
90,207	Enova International, Inc. (b)	1,614,705
184,971	EZCORP, Inc. - Class A (b)	2,182,658
11,655	Nelnet, Inc. - Class A	607,342
		4,404,705
	Containers & Packaging - 0.46%
11,883	UFP Technologies, Inc. (b)	346,390

	Diversified Manufacturing Operations - 1.78%
74,458	Harsco Corp. (b)	1,332,798

	Energy Equipment & Services - 0.59%
116,207	TETRA Technologies, Inc. (b)	446,235

	Engineering & Contracting Services - 6.83%
252,105	KBR, Inc.	5,127,816

	Equity REIT - Timber - 1.13%
64,197	CatchMark Timber Trust, Inc. - Class A	845,475

	Health Care Equipment & Surplus - 1.23%
15,951	CONMED Corp.	921,649

	Health Care Facilities - 0.93%
37,177	Tenet Healthcare Corp. (b)	701,902

	Homebuilding - 2.55%
70,475	William Lyon Homes - Class A (b)	1,913,396

	Household Equipment & Products - 3.23%
42,011	Tupperware Brands Corp.	2,426,555

	Insurance: Life - 4.43%
135,287	CNO Financial Group, Inc.	3,326,707

	Oil, Gas & Consumable Fuel - 2.12%
86,594	Hoegh LNG Partners LP (a)	1,589,000

	Oil and Gas Extraction - 0.41%
60,400	Bill Barrett Corp. (b)	309,852

	Oil Well Equipment & Services - 2.06%
134,277	Ensco plc - Class A	792,234
71,900	Superior Energy Services, Inc. (b)	751,355
		1,543,589
	Paper - 1.42%
30,662	Kapstone Paper and Packaging Corp.	1,062,132

	Real Estate Investment Trusts (REITs) - 6.42%
125,443	Government Properties Income Trust	2,152,602
64,708	Granite Real Estate Investment Trust (a)	2,663,381
		4,815,983
	Restaurants - 1.59%
31,642	Boston Pizza Royalties Income Fund (a)	538,686
55,574	Pizza Pizza Royalty Corp. (a)	653,785
		1,192,471
	Shipping - 4.49%
68,986	Golar LNG Ltd. (a)	1,882,628
1,173,569	Teekay Tankers Ltd. - Class A	1,490,433
		3,373,061
	Steel - 1.19%
17,446	Carpenter Technology Corp.	896,724

	Telecommunications Equipment - 1.48%
44,014	ARRIS International plc (a) (b)	1,113,554

	Utilities: Electrical - 3.47%
43,419	Great Plains Energy, Inc.	1,351,199
29,645	Portland General Electric Co.	1,255,466
		2,606,665
	TOTAL COMMON STOCKS (Cost $54,723,959)	73,842,155

	SHORT-TERM INVESTMENTS - 1.75%
655,693	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.21% (c)	655,693
655,993	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 1.21% (c)	655,993
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,311,686)	1,311,686

	Total Investments in Securities (Cost $56,035,645) - 100.13%	75,153,841
	Liabilities in Excess of Other Assets - (0.13)%	(97,886)
	NET ASSETS - 100.00%	$75,055,955

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2018.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 94.89%	Value
	Aerospace & Defense - 6.68%
4,100	Arconic, Inc.	$123,246
700	Northrop Grumman Corp.	238,371
		361,617
	Air Transport - 1.94%
400	FedEx Corp.	104,992

	Banks: Diversified - 3.53%
1,400	SunTrust Banks, Inc.	98,980
1,400	Wells Fargo & Co.	92,092
		191,072
	Chemicals: Diversified - 1.08%
2,000	BASF SE - ADR	58,600

	Computer Services, Software & Systems - 10.20%
4,626	CA, Inc.	165,842
2,600	Microsoft Corp.	247,026
2,700	Oracle Corp.	139,293
		552,161
	Computer Technology - 1.61%
3,600	Hewlett Packard Enterprise Co.	59,040
1,200	HP, Inc.	27,984
		87,024
	Consumer Lending - 0.55%
1,000	Ally Financial, Inc.	29,770

	Diversified Financial Services - 14.10%
7,800	Bank of America Corp.	249,600
3,300	Citigroup, Inc.	258,983
2,200	JPMorgan Chase & Co.	254,474
		763,057
	Diversified Retail - 2.95%
1,500	Wal-Mart Stores, Inc.	159,900

	Electronic Components - 0.57%
300	TE Connectivity Ltd.	30,759

	Engineering & Contracting Services - 7.22%
600	Fluor Corp.	36,420
17,430	KBR, Inc.	354,526
		390,946
	Financial Data & Systems - 1.72%
550	Mastercard, Inc. - Class A	92,950

	Foods - 3.07%
1,400	ConAgra Foods, Inc.	53,200
500	Lamb Weston Holdings, Inc.	29,300
1,100	Tyson Foods, Inc. - Class A	83,721
		166,221
	Homebuilding - 0.86%
918	Lennar Corp. - Class B	46,488

	Household Equipment & Products - 1.60%
1,500	Tupperware Brands Corp.	86,640

	Insurance Carriers - 0.24%
200	Brighthouse Financial, Inc. (b)	12,852

	Insurance: Life - 3.30%
7,273	CNO Financial Group, Inc.	178,843

	Insurance: Multi-Line - 1.76%
600	American International Group, Inc.	38,352
1,100	Voya Financial, Inc.	57,101
		95,453
	IT Services - 0.31%
171	DXC Technology Co.	17,023

	Media - 3.01%
3,377	Regal Entertainment Group - Class A	77,266
900	Time Warner, Inc.	85,815
		163,081
	Oil: Crude Producers - 0.21%
3,200	Chesapeake Energy Corp. (b)	11,200

	Oil, Gas & Consumable Fuels - 0.44%
400	ConocoPhillips	23,524

	Oil: Integrated - 3.71%
1,900	BP plc - ADR	81,301
1,700	Royal Dutch Shell plc - Class A - ADR	119,408
		200,709
	Oil Well Equipment & Services - 1.22%
11,185	Ensco plc - Class A	65,992

	Pharmaceuticals - 7.49%
100	Allergan plc (a)	18,026
2,000	Eli Lilly & Co.	162,900
1,100	Merck & Co., Inc.	65,175
4,300	Pfizer, Inc.	159,272
		405,373
	Scientific Instruments: Control & Filter - 0.50%
600	Flowserve Corp.	27,192

	Shipping - 3.03%
6,200	Euronav SA (a)	52,080
5,100	Golar LNG Partners LP (a)	111,945
		164,025
	Specialty Retail - 2.23%
600	Home Depot, Inc.	120,540

	Telecommunications Equipment - 0.37%
800	ARRIS International plc (a) (b)	20,240

	Tobacco - 3.76%
1,900	Philip Morris International, Inc.	203,737

	Utilities: Electrical - 4.75%
400	American Electric Power Co., Inc.	27,512
900	Entergy Corp.	70,821
3,300	Exelon Corp.	127,083
200	NextEra Energy, Inc.	31,684
		257,100
	Utilities: Telecommunications - 0.88%
400	Verizon Communications, Inc.	21,628
800	Vodafone Group plc - ADR	25,776
		47,404
	TOTAL COMMON STOCKS (Cost $3,375,363)	5,136,485

	SHORT-TERM INVESTMENTS - 5.42%
146,767	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.21% (c)	146,767
146,766	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 1.21% (c)	146,766
	TOTAL SHORT-TERM INVESTMENTS (Cost $293,533)	293,533

	Total Investments in Securities (Cost $3,668,896) - 100.31%	5,430,018
	Liabilities in Excess of Other Assets - (0.31)%	(16,626)
	NET ASSETS - 100.00%	$5,413,392

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2018.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 98.44%	Value
	Aerospace & Defense - 2.54%
1,500	Arconic, Inc.	$45,090

	Aluminum - 2.48%
400	Kaiser Aluminum Corp.	44,096

	Asset Management & Custodian - 10.87%
2,100	OM Asset Management plc	37,569
16,800	Uranium Participation Corp. (a) (b)	53,268
800	Virtus Investment Partners, Inc.	102,400
		193,237
	Banks: Diversified - 13.78%
2,700	Atlantic Capital Bancshares, Inc. (b)	48,195
100	First Citizens BancShares, Inc. - Class A	42,541
4,200	First Horizon National Corp.	83,412
1,000	SunTrust Banks, Inc.	70,700
		244,848
	Chemicals: Specialty - 6.06%
1,500	Innospec, Inc.	107,700

	Communications Equipment - 6.47%
5,316	Comtech Telecommunications Corp.	114,985

	Computer Services, Software & Systems - 4.15%
1,200	CA, Inc.	43,020
400	Science Applications International Corp.	30,660
		73,680
	Computer Technology - 0.92%
1,000	Hewlett Packard Enterprise Co.	16,400

	Consumer Lending - 5.11%
2,300	Enova International, Inc. (b)	41,170
4,200	EZCORP, Inc. - Class A (b)	49,560
		90,730
	Diversified Manufacturing Operations - 1.21%
1,200	Harsco Corp.(b)	21,480

	Engineering & Contracting Services - 6.41%
5,601	KBR, Inc.	113,924

	Food Products - 1.54%
466	Lamb Weston Holdings, Inc.	27,308

	Foods - 1.28%
200	ConAgra Foods, Inc.	7,600
200	Tyson Foods, Inc. - Class A	15,222
		22,822
	Health Care Equipment & Surplus - 0.98%
300	CONMED Corp.	17,334

	Health Care Facilities - 1.27%
1,200	Tenet Healthcare Corp. (b)	22,656

	Homebuilding - 2.16%
377	Lennar Corp. - Class B	19,091
710	William Lyon Homes - Class A (b)	19,277
		38,368
	Household Equipment & Products - 2.93%
900	Tupperware Brands Corp.	51,984

	Insurance Carriers - 1.45%
400	Brighthouse Financial, Inc. (b)	25,704

	Insurance: Life - 2.71%
1,960	CNO Financial Group, Inc.	48,196

	Media - 1.93%
1,500	Regal Entertainment Group - Class A	34,320

	Oil and Gas Extraction - 0.39%
1,360	Bill Barrett Corp. (b)	6,977

	Oil Well Equipment & Services - 2.78%
5,200	Ensco plc - Class A	30,680
1,800	Superior Energy Services, Inc. (b)	18,810
		49,490
	Oil: Crude Producers - 0.45%
2,300	Chesapeake Energy Corp. (b)	8,050

	Paper - 1.17%
600	Kapstone Paper and Packaging Corp.	20,784

	Real Estate Investment Trusts (REITs) - 5.91%
3,000	Government Properties Income Trust	51,480
1,300	Granite Real Estate Investment Trust (a)	53,508
		104,988
	Shipping - 7.51%
1,000	Golar LNG Ltd. (a)	27,290
2,600	Golar LNG Partners LP (a)	57,070
38,678	Teekay Tankers Ltd. - Class A	49,121
		133,481
	Utilities: Electrical - 3.98%
500	Entergy Corp.	39,345
600	Great Plains Energy, Inc.	18,672
300	Portland General Electric Co.	12,705
		70,722
	TOTAL COMMON STOCKS (Cost $1,306,102)	1,749,354

	SHORT-TERM INVESTMENTS - 3.22%
28,629	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.21% (c)	28,629
28,629	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 1.21% (c)	28,629
	TOTAL SHORT-TERM INVESTMENTS (Cost $57,258)	57,258

	Total Investments in Securities (Cost $1,363,360) - 101.66%	1,806,612
	Liabilities in Excess of Other Assets - (1.66)%	(29,440)
	NET ASSETS - 100.00%	$1,777,172

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2018.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2018:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,898,569	$-	$-	$9,898,569
Consumer Staples	5,832,802	-	-	5,832,802
Energy	4,162,485	-	-	4,162,485
Financial Services	23,891,237	-	-	23,891,237
Health Care	8,803,573	-	-	8,803,573
Industrials	2,043,148	-	-	2,043,148
Information Technology	3,231,837	-	-	3,231,837
Materials & Processing	987,291	-	-	987,291
Producer Durables	17,478,773	-	-	17,478,773
Technology	9,912,613	-	-	9,912,613
Utilities	3,698,393	-	-	3,698,393
Total Common Stocks	89,940,721	-	-	89,940,721
Short-Term Investments	615,641	-	-	615,641
Total Investments in Securities	$90,556,362	$-	$-	$90,556,362

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,532,423	$-	$-	$5,532,423
Energy	5,771,304	-	-	5,771,304
Financial Services	32,867,665	-	-	32,867,665
Health Care	1,623,550	-	-	1,623,550
Information Technology	5,244,994	-	-	5,244,994
Materials & Processing	8,026,354	-	-	8,026,354
Producer Durables	8,694,826	-	-	8,694,826
Technology	3,474,374	-	-	3,474,374
Utilities	2,606,665	-	-	2,606,665
Total Common Stocks	73,842,155	-	-	73,842,155
Short-Term Investments	1,311,686	-	-	1,311,686
Total Investments in Securities	$75,153,841	$-	$-	$75,153,841

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$576,648	$-	$-	$576,648
Consumer Staples	369,958	-	-	369,958
Energy	301,425	-	-	301,425
Financial Services	1,363,998	-	-	1,363,998
Health Care	405,373	-	-	405,373
Industrials	123,246	-	-	123,246
Information Technology	17,023	-	-	17,023
Materials & Processing	58,600	-	-	58,600
Producer Durables	925,526	-	-	925,526
Technology	690,184	-	-	690,184
Utilities	304,504	-	-	304,504
Total Common Stocks	5,136,485	-	-	5,136,485
Short-Term Investments	293,533	-	-	293,533
Total Investments in Securities	$5,430,018	$-	$-	$5,430,018

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$124,672	$-	$-	$124,672
Consumer Staples	50,129	-	-	50,129
Energy	197,998	-	-	197,998
Financial Services	602,716	-	-	602,716
Health Care	39,990	-	-	39,990
Industrial	180,494	-	-	180,494
Information Technology	205,065	-	-	205,065
Materials & Processing	172,580	-	-	172,580
Real Estate	104,988	-	-	104,988
Utilities	70,722	-	-	70,722
Total Common Stocks	1,749,354	-	-	1,749,354
Short-Term Investments	57,258	-	-	57,258
Total Investments in Securities	$1,806,612	$-	$-	$1,806,612

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

There were no Level 3 securities held in the Funds during the period ended January 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                Douglas G. Hess, President/Chief Executive
                Officer/Principal Executive Officer

Date                                         March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President/Chief Executive
 Officer/Principal Executive Officer

Date                                         March 21, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                         March 21, 2018

* Print the name and title of each signing officer under his or her signature.